Fair Value Measurement - Schedule of Fair Value of the Company’s Level 3 Financial Instruments (Details) - Level 3 [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Fair Value of the Company’s Level 3 Financial Instruments [Line Items]
Fair value as of beginning balance	$ 2,234	$ 1,714	$ 1,714
Issuance of Convertible Notes		16	16	$ 1,600
Accrued stated interest	95	48	194	92
Change in fair value included in other income and gain on change in the fair value of Tasly convertible debt	61	(4)	311	22
Fair value as of Ending balance	$ 2,390	$ 1,774	$ 2,234	$ 1,714